Fair Value Measurements - Derivative liabilities (Details) - Level 3 - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Derivative liabilities
Fair Value - beginning of period	$ 1,498,227	$ 922,834
Addition		555,682
Change in fair value	529,546	549,257
Fair Value - end of period	$ 2,027,773	$ 2,027,773